Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss for the year	$ (1,242)	$ (1,865)	$ (3,104)
Items not involving cash:
Depreciation	0	14	10
Fair value (gain) loss on derivative liability	(351)	(454)	1,207
Impairments of mineral properties	0	1,480	0
Interest expense	79	70	83
Gain on disposal of assets	(186)	(536)	42
Loss on settlement of convertible notes	100	0	0
Share-based payments	169	136	208
Cash flows from (used in) operations before changes in working capital	(1,431)	(1,155)	(1,554)
Changes in non-cash working capital
Other receivable	0	2	(1)
Prepaid expenses	19	34	(15)
Accounts payable and accrued liabilities	(31)	92	(197)
Cash used in operating activities	(1,443)	(1,027)	(1,767)
Financing activities
Loan payable	0	0	500
Cash provided by financing activities	0	0	500
Investing activities
Expenditures on mineral properties	(6,122)	(5,145)	(3,684)
Recovery from exploration partners	0	48	(22)
Proceeds from option agreement	2,393	5,075	4,575
Proceeds from sale of mineral properties	0	3,000	3,500
Net proceeds from disposal of assets	0	343	0
Reclamation bonds	(10)	(18)	9
Cash provided by in investing activities	(3,739)	3,303	4,378
Effect of foreign exchange on cash	92	(133)	(72)
Increase in cash and cash equivalents	(5,090)	2,143	3,039
Cash and cash equivalents, beginning of year	6,665	4,522	1,483
Cash and cash equivalents, end of year	1,575	6,665	4,522
Supplemental cash flow information
Exploration expenditures included in accounts payable	63	75	398
Interest paid in cash	53	0	0
Shares issued for interest	$ 80	$ 0	$ 0